Document and Entity Information	Jan. 21, 2020
Details
Registrant CIK	0000854560
Registrant Name	GREAT SOUTHERN BANCORP, INC.
SEC Form	8-K
Period End date	Jan. 21, 2020
Trading Symbol	GSBC
Trading Exchange	NASDAQ
Tax Identification Number (TIN)	43-1524856
Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	0-18082
Entity Address, Address Line One	1451 East Battlefield
Entity Address, City or Town	Springfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65804
City Area Code	417
Local Phone Number	887-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY